Wilmington Global Alpha Equities Fund
WILMINGTON GLOBAL ALPHA EQUITIES FUND SUMMARY (formerly, Wilmington Multi-Manager Alternatives Fund)
Investment Goal
The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington Global Alpha Equities Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington Global Alpha Equities Fund		Class A	Class I
Management Fee	[1]	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.82%	0.82%
Total Annual Fund Operating Expenses		2.57%	2.32%
Fee Waivers and/or Expense Reimbursements	[2]	(1.07%)	(1.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.50%	1.25%
[1]	Management fees and other expenses have been restated to reflect current fees.
[2]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Class A and Class I Shares will not exceed 1.50% and 1.25%, respectively, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be withdrawn after August 31, 2018, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Wilmington Global Alpha Equities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	694	1,209	1,750	3,220
Class I	127	622	1,143	2,573

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 367% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances the Fund invests at least 80% of the value of its net assets in equity securities. The Advisor seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”), to manage the Fund’s assets. Wellington constructs an actively managed, global and diversified portfolio of equity securities, and implements an index-based hedging strategy in an effort to reduce the severity of portfolio losses in times of market downturns. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, in collaboration with Wellington, to develop strategic exposures and objectives for the Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles.

Under normal circumstances, the Fund will invest substantially all of its assets in publicly-traded equity securities, including common stock, preferred stock and depositary receipts, of companies of all market capitalizations. The Fund may invest up to 70% of its assets in the equity securities of non-U.S. issuers, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may also invest in exchange-traded funds.

Based on the parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure. In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a Fund comprised of a diversified group of long-only equity strategies with differing investment approaches that provides an overall exposure comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Wellington will implement the hedging strategy by investing a portion of the Fund’s net assets in futures contracts on broad-based equity indexes, the constituents of which include the types of securities in which the Fund invests directly, and in cash, cash equivalents and short-term debt instruments to satisfy applicable margin and asset segregation requirements for the Fund’s derivatives positions. The net market exposure (sum of long and synthetic short positions including cash) of the Fund is expected to range between 20% to 60% of the net asset value of the Fund, depending on the Subadvisor’s analysis of prevailing market conditions, although the exposure may fall outside of this range. The Fund’s short exposure will be achieved through the use of equity index futures or other derivative exposures. Wellington may also invest in a variety of other derivative instruments, such as swaps, forwards, other futures contracts and options, in order to implement the hedging strategy, to hedge foreign currency risk, and to gain equity-like exposure in certain markets.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).
  Asset Allocation Risk. The Subadvisor’s asset allocation decisions among various equity investment strategies may not anticipate market trends successfully. The Subadvisor may make less than optimal or poor asset allocation decisions. The Subadvisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.
  Company Size Risk. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.
  Correlation Risk. The effectiveness of the Portfolio’s futures hedging program may be reduced if the Portfolio’s equity positions do not sufficiently correlate to the indices underlying its futures positions.
  Counterparty Risk. When the Fund invests in financial instruments that involve counterparties, the Fund is exposed to risks associated with the credit quality of the counterparty or the ability of the counterparty to pay the Fund. Such instruments can provide exposure to a particular group of securities, index or asset class without the Fund actually purchasing those securities or investments. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.
  Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
  Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price; (2) because the derivatives do not perform as anticipated; (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.
  Derivatives Securities Tax Risk. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
  Emerging Market Countries Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
  Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.
  Exchange Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Foreign Investing Risk. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.
  Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Information Risk. When the quantitative analytical tools (“Tools”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not produce the desired results and the Fund may realize losses.
  Leverage Risk. The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. The Fund derives substantially all of its short exposure from its investment in derivatives and other financial instruments that provide leveraged exposure, such as futures contracts. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.
  Liquidity Risk. The risk that certain securities or other instruments, such as derivatives, may be difficult or impossible for the Fund to sell or dispose of at the price at which the Fund has valued the security.
  Natural Resources Risk. Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating), expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operation of these companies.
  Options and Futures Risk. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.
  Over-the-Counter (“OTC”) Trading Risk. Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.
  Preferred Stocks Risk. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Swap Agreement Risk. With respect to an uncleared swap (i.e., negotiated bilaterally and traded OTC between the two parties), the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Under certain market conditions, swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In the case of a cleared swap (i.e., transacted through a futures commission merchant (an “FCM”) and cleared through a clearinghouse that serves as a central counterparty (e.g., certain credit default swaps)), there is also a risk of loss by the Fund of the margin deposits posted with the FCM in the event of the FCM’s bankruptcy and whether the Fund has an open position in the swap contract.
  Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
  Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Performance Information
The returns presented for the Fund for periods prior to January 31, 2017 were achieved when the Fund had a different investment goal and different, though similar, investment strategy.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (to the extent applicable), with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1 year and the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 4 Years

Best Quarter 3.74% 3/31/13 Worst Quarter (3.11)% 9/30/15

The Fund’s Class I Shares total return for the six-month period from January 1, 2017 to June 30, 2017 was 5.87%. The average annual total returns in the table below include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - Wilmington Global Alpha Equities Fund	1 Year	5 Years	Life of Fund		Inception Date
Class I Shares	0.79%		1.86%	[1]	Jan. 12, 2012
Class I Shares | Return After Taxes on Distributions	0.72%		1.45%	[1]	Jan. 12, 2012
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.51%		1.35%	[1]	Jan. 12, 2012
Class A Shares	(5.08%)		0.45%	[1]	Jan. 12, 2012
HFRX Equity Hedge Fund Index	0.10%		2.70%
HFRX Global Hedge Fund Index	2.50%		1.46%
[1]	Class I and A Shares Commenced operations on January 12, 2012.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.